Contingencies, Commitments and Responsibilities - Schedule of Comprehensive Insurance Policy (Detail) - Orion Seguros Generales S.A. [member]	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
From	Apr. 30, 2018
To	Jun. 21, 2019
Amount (UF)	5,000 and 10,000
Beneficiary	Bolsa Electrónica de Chile